CERTAMX

1-32670

[redacted]

05069334

AMERICAN STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
NOV 17 2005
1086

November 17, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on November 14, 2005 the American Stock Exchange LLC (the "Exchange") received from Minco Mining and Metals Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
NOV 17 2005
THOMSON FINANCIAL

020335